Average Annual Total Returns (High Income Trust)	12 Months Ended
May 01, 2011
Bank of America Merrill US High Yield Master II Index
Average Annual Total Returns
One Year	15.19%
Since Inception	8.65%
Date of Inception	Apr. 28, 2006
Series II, High Income Trust
Average Annual Total Returns
One Year	11.16%
Since Inception	4.99%
Date of Inception	May 01, 2007
Series NAV, High Income Trust
Average Annual Total Returns
One Year	11.47%
Since Inception	5.11%
Date of Inception	Apr. 28, 2006